Report of Directors Corporate Governance - Performance conditions for LTI awards (Details) - Long-term incentive awards - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Average RoTE with CET1 underpin	14.30%	9.50%
Capital reallocation to Asia (with CET1 underpin)	50.50%	48.00%
Carbon reduction (own emissions)	68.00%	56.00%
Sustainable finance and investment	$ 700,000	$ 340,000
Minimum
Disclosure of transactions between related parties [line items]
Average RoTE with CET1 underpin	13.00%	8.00%
Capital reallocation to Asia (with CET1 underpin)	49.00%	46.00%
Carbon reduction (own emissions)	64.00%	52.00%
Sustainable finance and investment	$ 588,000	$ 285,000
Maximum
Disclosure of transactions between related parties [line items]
Average RoTE with CET1 underpin	15.50%	11.00%
Capital reallocation to Asia (with CET1 underpin)	52.00%	50.00%
Carbon reduction (own emissions)	72.00%	60.00%
Sustainable finance and investment	$ 756,000	$ 370,000
Return on tangible equity
Disclosure of transactions between related parties [line items]
Weighting %	25.00%	25.00%
Capital reallocation to Asia
Disclosure of transactions between related parties [line items]
Weighting %	25.00%	25.00%
Environment and sustainability
Disclosure of transactions between related parties [line items]
Weighting %	25.00%	25.00%
Relative TSR
Disclosure of transactions between related parties [line items]
Weighting %		25.00%